Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of the Reconciliation of the Carrying Amount of the Company	The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s Liability to controlling shareholder, net during the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31,
	2023	2022	2021

Opening balance	$388	$345	$168
Accrued liability in respect to additional services rendered	25	115	177
Recognition of capital contribution from a controlling shareholder		(112)	-
Repayment of liability to controlling shareholder	(258)
Amortization of discount relating to liability to controlling shareholder	48	40	-
Change in estimation of maturity date of liability to controlling shareholder	12	-	-
Exchange rate differences	(16)	-	-
Closing balance	$199	$388	$345

Schedule of Maturity Dates	Maturity dates:
	As of December 31,
	2023	2022

First year (current maturities)	$199	$126
Second year	-	262
Closing balance	$199	$388

Schedule of Expenses Related To Service Agreement and the Office Services Agreement	The Company allocated the expenses related to the above service agreement and addendum as follows:
	Year ended December 31
	2023	2022	2021

Research and development	$36	$42	$44
Sales and marketing	36	42	44
General and administrative	74	83	89
	$146	$167	$177